Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jul. 01, 2013
Business Acquisition [Line Items]
Goodwill acquired		¥ 368,625	¥ 341,178	¥ 332,153	¥ 372,615
Bargain purchase gain	¥ 0	0	5,802	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net		49,203	63,419	57,867
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		71,840	97,090	51,786
Goodwill acquired		42,933	33,370	34,319
Acquired intangible assets other than goodwill		¥ 40,008	35,559	11,238
ORIX Corporation Europe N V
Business Acquisition [Line Items]
Acquisition date		Jul. 01, 2013
Percentage of voting interests acquired						90.01%
Estimated fair value of contingent consideration		¥ 5,176
Settlement of trade notes, accounts and other payable			2,398
Investment and Operation Segment
Business Acquisition [Line Items]
Goodwill acquired		74,725	81,881	66,907	43,802
Overseas Business Segment
Business Acquisition [Line Items]
Goodwill acquired		203,106	177,761	183,679	248,374
Corporate Financial Services
Business Acquisition [Line Items]
Goodwill acquired		55,366	55,366	55,366	¥ 54,238
Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		49,203	63,419	¥ 57,867
Divestiture | Houlihan Lokey Inc
Business Acquisition [Line Items]
Ownership interest sold				14.70%
Investment in affiliates, percentage of ownership, equity-method				33.00%
Gain (loss) on sales of interest in subsidiary				¥ 10,498
Gain (loss) from remeasuresment to fair value of retained interest				29,087
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		31,774	29,378	9,145
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		15,408	30,583	¥ 47,994
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		¥ 2,028	¥ 2,234